COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares
COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 358,247	¥ 2,563,005	¥ 1,718,871	¥ 1,328,367
Cost of revenue	(221,687)	(1,586,014)	(1,090,595)	(860,330)
Gross profit	136,560	976,991	628,276	468,037
Selling, general and administrative expenses	(96,711)	(691,900)	(368,141)	(261,972)
Other operating income	2,157	15,435	12,027	8,874
Operating income	42,006	300,526	272,162	214,939
Interest income, net	3,390	24,254	27,297	4,901
Investment income	2,434	17,414	21,669	13,718
Other expenses	(1,204)	(8,617)	(4,803)	(779)
Income before income taxes and share of equity in income of unconsolidated affiliates	46,626	333,577	316,325	232,779
Income tax expense	(11,263)	(80,580)	(67,382)	(40,970)
Share of equity in income of unconsolidated affiliates	33	239	40
Net income	35,330	252,758	248,903	191,809
Net income attributable to non-controlling interests	1,630	11,659	1,934	19,759
Net income attributable to ordinary shareholders	$ 33,700	¥ 241,099	¥ 246,969	¥ 172,050
Net earnings per share attributable to ordinary Shareholders
Basic | (per share)	$ 0.28	¥ 1.97	¥ 2.02	¥ 1.64
Diluted | (per share)	$ 0.28	¥ 1.97	¥ 2.02	¥ 1.64
Weighted average shares used in calculating net earnings per ordinary share:
Basic	122,322,894	122,322,894	122,088,201	104,839,041
Diluted	122,430,457	122,430,457	122,186,796	104,839,041